Financial Income and Other Items, Net - Summary of Financial Items (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Material income and expense [abstract]
Foreign exchange results	$ 232	$ (353)	$ 130
Financial income	48	36	37
Results from financial instruments, net (notes 14.2 and 18.4)	(41)	(4)	(65)
Net interest cost of defined benefit liabilities (note 20)	(39)	(40)	(44)
Effects of amortized cost on assets and liabilities	(49)	(53)	(42)
Others	(3)	35	0
Other financial income (expense), net	$ 148	$ (379)	$ 16